Summary of Significant Accounting Policies - Schedule of Expected Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Year ending December 31, 2025 (Remaining three months)	$ 552,504
Year ending December 31, 2026	2,210,000	$ 2,210,000
Year ending December 31, 2027	2,210,000	2,210,000
Year ending December 31, 2028	2,210,000	2,210,000
Year ending December 31, 2029, and thereafter	2,155,000
Total	$ 9,337,504	$ 10,995,000	$ 0